SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair value measurements
Asset transfers out of Level 1 into Level 2	$ 0	$ 0
Asset transfers out of Level 2 into Level 1	0	0
Asset transfers into (out of) Level 3	0	$ 0
Financial instruments with off balance sheet risk of loss, assets	0
Financial instruments with off balance sheet risk of loss, liabilities	$ 0